Note 14 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets
Loss carry-forwards	$ 10,232	$ 6,382
Expenses not currently deductible	58,973	45,969
Stock-based compensation	15,651	0
Allowance for credit losses	9,687	10,865
Interest expense	2,327	9,144
Deferred Tax Assets, Gross	96,870	72,360
Depreciation and amortization	169,481	146,941
Basis differences of partnerships and other entities	2,874	2,447
Prepaid and other expenses deducted for tax purposes	5,174	4,432
Deferred Tax Liabilities, Gross	177,529	153,820
Net deferred income tax asset (liability) before valuation allowance	(80,659)	(81,460)
Valuation allowance	17,353	1,321
Net deferred income tax asset (liability)	$ (98,012)	$ (82,781)